VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—38.4%
U.S. Treasury Bonds
1.875%, 2/15/51	$9,116	$5,207
4.750%, 5/15/55	2,196	2,203
U.S. Treasury Inflation Indexed Note 1.625%, 10/15/29	5,564	5,673
U.S. Treasury Notes
3.875%, 7/15/28	13,490	13,577
3.875%, 6/30/30	3,072	3,091
3.625%, 9/30/30	1,432	1,425
4.250%, 8/15/35	5,268	5,311
Total U.S. Government Securities (Identified Cost $36,252)		36,487

Mortgage-Backed Securities—36.0%
Agency—36.0%
Federal Home Loan Mortgage Corp. REMIC 5304, UB 4.000%, 2/25/52	221	208
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	696	682
Pool #Q42921 3.500%, 9/1/46	871	818
Pool #Q53881 4.500%, 1/1/48	596	587
Pool #QA3079 3.500%, 10/1/49	225	209
Pool #QA4766 3.500%, 11/1/49	725	679
Pool #QC2692 3.000%, 6/1/51	246	220
Pool #QE9908 5.500%, 9/1/52	496	505
Pool #QF8190 6.000%, 2/1/53	673	694
Pool #QG6239 5.000%, 7/1/53	477	475
Pool #QJ5568 6.000%, 9/1/54	458	470
Pool #RA2579 3.000%, 5/1/50	2,166	1,911
Pool #RA2622 3.000%, 5/1/50	1,123	989
Pool #RA8285 4.500%, 10/1/47	1,450	1,420
Pool #SD0164 3.500%, 12/1/49	442	412
Pool #SD1618 5.000%, 9/1/52	850	848
Pool #SD5272 6.000%, 5/1/54	1,268	1,309
Pool #ZT2423 4.000%, 12/1/48	310	298
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	642	621
Pool #AB3878 4.000%, 11/1/41	669	648
Pool #AB5924 3.000%, 8/1/42	663	604
Pool #BL7779 1.460%, 8/1/30	1,955	1,711
	Par Value	Value

Agency—continued
Pool #BO1277 3.000%, 7/1/49	$410	$361
Pool #BO1345 3.500%, 8/1/49	384	357
Pool #BO1351 4.000%, 8/1/49	343	330
Pool #BT7914 5.000%, 10/1/52	1,126	1,127
Pool #BV3044 3.000%, 2/1/52	654	583
Pool #BW3311 4.500%, 7/1/52	831	813
Pool #BY8494 5.500%, 8/1/53	427	432
Pool #CA5122 3.000%, 2/1/50	462	414
Pool #CB0998 3.000%, 7/1/51	195	172
Pool #CB3110 2.500%, 3/1/47	784	673
Pool #CB3630 4.000%, 5/1/52	81	76
Pool #CB3875 3.500%, 6/1/47	949	876
Pool #FM8210 3.000%, 4/1/50	566	508
Pool #FS2692 5.000%, 8/1/52	1,498	1,496
Pool #FS3262 4.000%, 10/1/46	1,394	1,360
Pool #FS3687 5.000%, 11/1/52	738	741
Government National Mortgage Association
Pool #783745 3.500%, 3/15/43	1,572	1,449
Pool #787186 6.000%, 10/20/53	468	477
Pool #787394 5.500%, 5/20/54	1,414	1,436
Pool #CR3025 5.500%, 12/20/52	631	638
Pool #CS2411 6.000%, 3/20/53	99	102
Pool #CS5448 6.000%, 1/20/53	930	955
Pool #CS7736 6.000%, 4/20/53	364	373
Pool #MA8151 4.500%, 7/20/52	531	519
Pool #MA8201 4.500%, 8/20/52	1,661	1,623
Total Mortgage-Backed Securities (Identified Cost $34,566)		34,209

Asset-Backed Securities—5.1%
Automobiles—1.3%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	515	524
Honda Auto Receivables Owner Trust 2025-2, A4 4.280%, 8/15/31	340	341
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Toyota Auto Loan Extended Note Trust 2025-1A, A 144A 4.650%, 5/25/38(1)	$340	$347
		1,212

Credit Card—1.8%
American Express Credit Account Master Trust 2025-5, A 4.510%, 7/15/32	155	158
Barclays Dryrock Issuance Trust 2025-1, A 3.970%, 7/15/31	370	369
Citibank Credit Card Issuance Trust 2025-A2, A 4.490%, 6/21/32	410	417
Synchrony Card Funding LLC 2024-A1, A 5.040%, 3/15/30	745	756
		1,700

Other—2.0%
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	255	249
T-Mobile U.S. Trust 2025-1A, A 144A 4.740%, 11/20/29(1)	400	405
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	805	763
Verizon Master Trust 2025-4, A 144A 4.760%, 3/21/33(1)	495	508
		1,925

Total Asset-Backed Securities (Identified Cost $4,820)		4,837

Corporate Bonds and Notes—19.1%
Consumer Discretionary—2.5%
BorgWarner, Inc. 5.400%, 8/15/34	174	180
Carnival Corp. 144A 6.125%, 2/15/33(1)	535	548
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	267	236
Ford Motor Co. 3.250%, 2/12/32	161	141
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	570	541
Tapestry, Inc. 5.500%, 3/11/35	188	192
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	545	544
		2,382

Consumer Staples—0.7%
PepsiCo, Inc. 4.650%, 2/15/53	785	704
Energy—0.9%
Boardwalk Pipelines LP 3.400%, 2/15/31	111	104
Energy Transfer LP 6.200%, 4/1/55	351	353
Targa Resources Corp. 4.200%, 2/1/33	223	212
	Par Value	Value

Energy—continued
Williams Cos., Inc. (The) 3.500%, 10/15/51	$260	$185
		854

Financials—8.3%
AerCap Ireland Capital DAC 3.000%, 10/29/28	174	168
American Express Co. 6.338%, 10/30/26	377	378
Amrize Finance U.S. LLC 144A 5.400%, 4/7/35(1)	199	205
Avolon Holdings Funding Ltd. 144A 5.375%, 5/30/30(1)	181	185
Bank of America Corp.
2.087%, 6/14/29	188	178
2.572%, 10/20/32	382	342
Brown & Brown, Inc. 6.250%, 6/23/55	185	195
Centerpoint Energy Restoration Bond Co. II LLC Series A-2 4.826%, 6/15/39	265	264
Citigroup, Inc. 6.950% (2)	530	544
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	305	314
Enact Holdings, Inc. 6.250%, 5/28/29	111	116
Essent Group Ltd. 6.250%, 7/1/29	117	123
GGAM Finance Ltd. 144A 5.875%, 3/15/30(1)	525	532
JPMorgan Chase & Co. 5.576%, 7/23/36	358	371
Macquarie Airfinance Holdings Ltd. 144A 6.400%, 3/26/29(1)	250	263
Morgan Stanley 1.593%, 5/4/27	703	692
NYSEG Storm Funding LLC Series A-3 5.162%, 5/1/35	460	467
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	635	606
Radian Group, Inc. 6.200%, 5/15/29	117	122
Rocket Cos., Inc. 144A 6.125%, 8/1/30(1)	590	606
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	214	220
U.S. Bancorp
5.046%, 2/12/31	88	90
5.678%, 1/23/35	174	183
Vistra Operations Co. LLC 144A 4.375%, 5/1/29(1)	560	548
Wells Fargo & Co. 3.350%, 3/2/33	204	190
		7,902

Health Care—1.2%
AbbVie, Inc. 4.250%, 11/21/49	474	399
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Health Care—continued
Amgen, Inc. 5.650%, 3/2/53	$201	$201
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	597	577
		1,177

Industrials—3.5%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	575	556
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	137	143
BAE Systems plc 144A 5.300%, 3/26/34(1)	386	400
Ferguson Enterprises, Inc. 5.000%, 10/3/34	356	358
GATX Corp. 5.500%, 6/15/35	294	303
Owens Corning 5.950%, 6/15/54	239	247
Republic Services, Inc. 5.150%, 3/15/35	201	208
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 4/15/29	326	335
2020-1, B 4.875%, 7/15/27	134	135
United Parcel Service, Inc. 5.050%, 3/3/53	467	431
Veralto Corp. 5.450%, 9/18/33	152	159
		3,275

Information Technology—1.0%
Dell International LLC 3.450%, 12/15/51	385	270
Motorola Solutions, Inc. 5.550%, 8/15/35	218	227
NetApp, Inc. 5.700%, 3/17/35	393	411
		908

	Par Value	Value

Materials—0.2%
Martin Marietta Materials, Inc. 5.150%, 12/1/34	$187	$191
Utilities—0.8%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	275	186
NRG Energy, Inc. 144A 3.375%, 2/15/29(1)	575	544
		730

Total Corporate Bonds and Notes (Identified Cost $18,189)		18,123

Total Long-Term Investments—98.6% (Identified Cost $93,827)		93,656

TOTAL INVESTMENTS—98.6% (Identified Cost $93,827)		$93,656
Other assets and liabilities, net—1.4%		1,287
NET ASSETS—100.0%		$94,943

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to a value of $8,398 or 8.8% of net assets.

(2)	No contractual maturity date.
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$36,487	$36,487
Mortgage-Backed Securities	34,209	34,209
Asset-Backed Securities	4,837	4,837
Corporate Bonds and Notes	18,123	18,123
Total Investments	$93,656	$93,656
There were no securities valued significant unobservable inputs (Level 1) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.